FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Risk Management [Abstract]
Disclosure of exposure to commodity price risk [Table Text Block]
	As at December 31,
	2022	2021
Copper increase/decrease by US$0.10 per pound[1]	511	1,143

[1]The analysis is based on the assumption that the year-end copper price increases/decreases US$0.10 per pound. with all other variables held constant. At December 31, 2022, 3.8 million (2021: 12.0 million) pounds of copper in concentrate were exposed to copper price movements. The closing exchange rate at December 31, 2022 of CAD/USD 1.35 (2021: 1.27) was used in the analysis.

Disclosure of impact on earnings after tax and equity [Table Text Block]

	As at December 31,
	2022	2021
Fair value sensitivity for fixed-rate instruments
Senior secured notes	(3,800)	(2,371)
Lease liabilities	(130)	(157)
Lease related obligations	(67)	(65)
Secured equipment loans	(65)	(117)
	(4,062)	(2,710)
Cash flow sensitivity for variable-rate instruments
Cash and equivalents	826	1,602

Disclosure of changes in assets and liabilities on basis of strengthening CAD against USD [Table Text Block]
	Years ended December 31,
	2022	2021
Cash and equivalents	(7,425)	(13,656)
Accounts receivable	(832)	(847)
Accounts payable and accrued liabilities	1,972	1,522
Senior secured notes	40,587	37,992
Equipment loans	2,425	266
Lease liabilities	69	20

Disclosure of fair value measurement of assets [Table Text Block]
	Level 1	Level 2	Level 3	Total
December 31, 2022
Financial assets designated as FVPL
Derivative asset copper put and call options	-	6,184	-	6,184
	-	6,184	-	6,184
Financial assets designated as FVOCI
Marketable securities	2,568	-	-	2,568
Investment in private companies	-	-	1,200	1,200
Reclamation deposits	434	-	-	434
	3,002	-	1,200	4,202
December 31, 2021
Financial assets designated as FVPL
Derivative asset copper put and call options	-	3,904	-	3,904
	-	3,904	-	3,904
Financial assets designated as FVOCI
Marketable securities	3,110	-	-	3,110
Investment in private companies	-	-	1,200	1,200
Reclamation deposits	434	-	-	434
	3,544	-	1,200	4,744

Disclosure of capital management [Table Text Block]
	As at December 31,
	2022	2021
Cash	(120,858)	(236,767)
Current portion of long-term debt	18,409	18,305
Long-term debt	568,160	513,444
Net debt	465,711	294,982
Shareholders' equity	356,409	358,518